Severance Indemnities And Pension Plans (Schedule Of Expected Amounts That Will Be Amortized From Accumulated Other Changes In Equity From Nonowner Sources In Next Fiscal Year) (Details) (JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 37,759
Prior service cost	(12,311)
Total	25,448
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	7,578
Prior service cost	30
Total	7,608
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	698
Prior service cost	(54)
Net obligation at transition	78
Total	¥ 722